Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 28.2	$ 44.9	$ 65.0
Other comprehensive income (loss):
Change in unrealized gains on securities, net of taxes of $(9.2) million, $(18.1) million, and $16.5 million, respectively	34.5	68.0	(62.1)
Change in other-than-temporary impairment losses recognized in other comprehensive income, net of taxes of $(0.2) million, $(0.3) million, and $0.6 million, respectively	(0.9)	(1.0)	2.4
Total other comprehensive income (loss)	35.4	69.0	(64.5)
Total comprehensive income	$ 63.6	$ 113.9	$ 0.5